MONEY MARKET OBLIGATIONS TRUST
Automated Cash Management Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
Supplement to Prospectuses dated September 30, 1998


At a Special Meeting of Shareholders to be held on June 24, 1999, shareholders of the above named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.



Shareholders will be asked to consider the following proposals:



                     (1)   To elect three Trustees.

                     (2) To ratify the selection of the Trust's independent auditors.

                     (3) To make changes to the Funds' fundamental investment policies:

                           (a) To amend the Funds' fundamental investment policy regarding diversification (all Funds except Cash Management Fund);

                           (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities;

                           (c) To amend the Funds' fundamental investment
policies regarding investing in real estate;

                           (d) To amend the Funds' fundamental investment
policies regarding investing in commodities;

                           (e) To amend the Funds' fundamental investment
policies regarding underwriting securities;

                           (f) To amend the Funds' fundamental investment
policies regarding lending assets;

                           (g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry;

                           (h) To amend, and to make non-fundamental, the Funds'
fundamental policies regarding pledging assets;

                           (i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin;

                           (j) To amend, and to make non-fundamental, the Cash Management Fund's fundamental investment policies regarding the types of money market instruments that the Fund is permitted to purchase (Cash Management Fund only);

                           (k) To amend, and to make non-fundamental, the Cash Management Fund's fundamental investment policy regarding investing in other investment companies (Cash Management Fund only);

                           (l) To make non-fundamental the Cash Management Fund's fundamental investment policy regarding investing in U.S. government securities (Cash Management Fund only);

                           (m) To make non-fundamental the Cash Management Fund's fundamental investment policy regarding purchasing bank instruments (Cash Management Fund only);

                           (n) To make non-fundamental the Cash Management Fund's fundamental investment policy regarding purchasing commercial paper (Cash Management Fund only);

                           (o) To make non-fundamental the Cash Management Fund's fundamental investment policy regarding engaging in repurchase agreement transactions (Cash Management Fund only); and

                           (p) To make non-fundamental the Cash Management Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions (Cash Management Fund only).

                     (4) To eliminate certain of the Funds' fundamental investment policies:

                           (a) To remove the Funds' fundamental investment
policies regarding selling securities short;

                           (b) To remove the Prime Fund's and the Tax-Free Fund's fundamental investment policies regarding investing in restricted securities (Tax-Free Fund and Prime Fund only);

                           (c) To remove the Cash Management Fund's fundamental investment policy regarding investing for the purpose of control (Cash Management Fund only); and

                           (d) To remove the Cash Management Fund's fundamental investment policy regarding the purchase of securities of certain issuers (Cash Management Fund only).

(5) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 26, 1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779 Cusip 60934N104 Cusip 60934N807 Cusip 60934N203 Cusip 60934N708 Cusip 60934N401 Cusip 60934N880 Cusip 60934N500 Cusip 60934N872 Cusip
60934N823 Cusip 60934N831 Cusip 60934N864 Cusip 60934N856 Cusip 60934N849
G02621-02 (4/99)